Commitments and Contingencies Loss Contingency (Details) CAD in Millions, $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 12, 2014 CAD	Dec. 31, 2009 CAD	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 1990 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Guarantor Obligations, Current Carrying Value			$ 30.4			$ 16.9
Guarantees
Letter of credit provided to entity | CAD		CAD 10
Litigation and Other Disputes
Accrued liabilities, litigations and disputes			12.3			13.1
Loss contingency, possible loss, portion not accrued			114.0
David Hughes and 631992 Ontario Inc [Member]
Litigation and Other Disputes
Loss contingency, damages sought | CAD	CAD 1,400
Other Noncurrent Liabilities [Member] | Canada [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Current Carrying Value			4.7			$ 4.4
Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss			121.0
Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss			0.0
Kaiser purchased tax credits indemnity reserve, category two | Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss			$ 97.4
Kaiser Tax, Civil and Labor Indemnity Reserve [Member]
Loss Contingencies [Line Items]
Equity interest sold (as a percent)			68.00%
Kaiser Tax, Civil and Labor Indemnity Reserve [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss			$ 68.0
Environmental matters Lowry [Member]
Environmental
Environmental remediation expense, pretax charge					$ 30.0
Environmental remediation threshold, assumed remediation cost			$ 120.0
Inflation rate assumption, future costs (as a percent)			2.50%
Risk free rate of return assumption (as a percent)			2.20%
Site contingency, accrual, present value			$ 3.4
Site contingency, accrual, undiscounted amount			6.2
Cervejarias Kaiser Brasil S.A. [Member]
Loss Contingencies [Line Items]
Gain (loss) discontinued operations			$ (0.5)	$ 1.9